Inventories	6 Months Ended
Jun. 30, 2014
Inventories [Abstract]
Inventories

Note 3. Inventories

Inventories consisted of the following (in thousands):

	June 30, 2014	December 31, 2013
Finished goods	$57,697	$42,251
Work-in-process	3,316	164
Raw materials	53,333	45,991
	$114,346	$88,406